Average Annual Total Returns - Investor - Vanguard European Stock Index Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE Developed Europe All Cap Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Europe All Cap Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Europe All Cap Index (reflects no deduction for fees or expenses) 10 Years	FTSE Developed Europe Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Europe Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Europe Index (reflects no deduction for fees or expenses) 10 Years	Spliced European Stock Index (reflects no deduction for fees or expenses) 1 Year	Spliced European Stock Index (reflects no deduction for fees or expenses) 5 Years	Spliced European Stock Index (reflects no deduction for fees or expenses) 10 Years	FTSE Developed Europe All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Europe All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Europe All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	6.30%	7.15%	5.57%	5.75%	6.43%	4.85%	4.06%	5.53%	4.37%	6.54%	7.29%	5.90%	6.31%	7.22%	5.69%	6.54%	7.29%	5.72%	6.49%	7.34%		11.24%	9.07%	5.22%